Contingent Consideration (Tables)	12 Months Ended
Jun. 30, 2022
Contingent Consideration [Abstract]
Disclosure of the movement in Contingent Consideration [Table Text Block]
The movement in the contingent consideration liability is as follows:

	SA Rand
Figures in million	2022	2021
Balance at beginning of year	417	—
Initial recognition as at 1 October 2020	—	544
Remeasurement of contingent consideration[1]	(61)	(127)
Balance at end of year	356	417
[1] The remeasurement of the liability relates primarily to a change in the production profile, which is based on Harmony's life-of-mine plan for the Mponeng operation.